ADVANCE TO SELLERS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Advance to sellers	$ 100,932	¥ 692,714	¥ 246,287
Allowance of advance to sellers		0	0
Short-term borrowings	$ 91,005	624,588	426,783
Businesses ("2B")
Advance to sellers		236,200	246,300
Consumers ("2C") - Cross regional
Advance to sellers		449,800	¥ 0
Secured by advance to sellers
Amount of assets pledged		21,300
Short-term borrowings		¥ 20,000